Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (A)	122,603	$ 18,449,299
Exact Sciences Corp. (A)	8,768	1,202,619
Moderna, Inc. (A)	231,606	40,104,895

		59,756,813

Capital Markets - 0.1%
S&P Global, Inc.	10,224	3,241,008

Entertainment - 5.6%
Netflix, Inc. (A)	99,250	52,839,707
Spotify Technology SA (A)	756,693	238,358,295

		291,198,002

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	198,582	69,986,254

Health Care Equipment & Supplies - 4.9%
Danaher Corp.	13,263	3,154,472
DexCom, Inc. (A)	213,892	80,177,416
Intuitive Surgical, Inc. (A)	232,898	174,123,861

		257,455,749

Health Care Providers & Services - 1.2%
Guardant Health, Inc. (A)	394,898	61,406,639

Health Care Technology - 3.6%
Veeva Systems, Inc., Class A (A)	680,495	188,116,038

Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc., Class A (A)	199,353	36,607,191

Interactive Media & Services - 17.7%
Alphabet, Inc., Class C (A)	99,956	183,493,228
Facebook, Inc., Class A (A)	638,643	164,980,646
Pinterest, Inc., Class A (A)	1,130,780	77,469,738
Snap, Inc., Class A (A)	3,775,312	199,865,017
Twitter, Inc. (A)	3,533,865	178,566,199
Zillow Group, Inc., Class C (A) (B)	931,266	121,492,962

		925,867,790

Internet & Direct Marketing Retail - 10.5%
Amazon.com, Inc. (A)	113,969	365,407,408
Chewy, Inc., Class A (A) (B)	508,869	51,813,042
DoorDash, Inc., Class A (A)	298,861	57,760,865
Wayfair, Inc., Class A (A) (B)	265,784	72,378,299

		547,359,614

IT Services - 21.6%
Adyen NV (A) (C)	23,937	50,004,993
Fastly, Inc., Class A (A) (B)	521,316	57,005,904
MongoDB, Inc. (A) (B)	135,034	49,909,917
Okta, Inc. (A)	504,563	130,686,863
Shopify, Inc., Class A (A)	219,265	240,882,336
Snowflake, Inc., Class A (A)	623,724	169,933,604
Square, Inc., Class A (A)	1,156,640	249,787,974
Twilio, Inc., Class A (A)	506,169	181,932,324

		1,130,143,915

Leisure Products - 0.0% (D)
Peloton Interactive, Inc., Class A (A)	13,933	2,036,029

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.9%
10X Genomics, Inc., Class A (A)	317,988	$ 54,423,646
Illumina, Inc. (A)	221,850	94,605,714

		149,029,360

Metals & Mining - 0.1%
Royal Gold, Inc.	48,517	5,185,497

Oil, Gas & Consumable Fuels - 0.2%
Texas Pacific Land Corp. (B)	12,466	10,374,704

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	18,207	4,308,687

Pharmaceuticals - 2.3%
Royalty Pharma PLC, Class A (B)	2,605,873	122,502,090

Road & Rail - 4.6%
Uber Technologies, Inc. (A)	4,705,457	239,648,925
Union Pacific Corp.	12,775	2,522,679

		242,171,604

Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	148,373	77,093,127

Software - 11.6%
Cloudflare, Inc., Class A (A)	650,619	49,876,453
Coupa Software, Inc. (A)	366,828	113,668,992
Datadog, Inc., Class A (A)	497,864	51,155,526
DocuSign, Inc. (A)	204,882	47,714,969
Trade Desk, Inc., Class A (A)	101,320	77,610,107
Unity Software, Inc. (A) (B)	161,693	24,224,845
Zoom Video Communications, Inc., Class A (A)	648,364	241,236,793

		605,487,685

Specialty Retail - 2.6%
Carvana Co. (A) (B)	530,083	138,452,379

Total Common Stocks (Cost $2,742,768,695)		4,927,780,175

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (E)	58,827,425	58,827,425

Total Other Investment Company (Cost $58,827,425)		58,827,425

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 0.00% (E), dated 01/29/2021, to be repurchased at $149,816,623 on 02/01/2021. Collateralized by U.S. Government Obligations, 1.50% - 1.75%, due 01/15/2023 - 01/31/2023, and with a total value of $152,813,014.	$ 149,816,623	149,816,623

Total Repurchase Agreement (Cost $149,816,623)		149,816,623

Total Investments Excluding Options Purchased (Cost $2,951,412,743)		5,136,424,223
Total Options Purchased - 0.1% (Cost $19,838,814)		5,043,088

Total Investments (Cost $2,971,251,557)		5,141,467,311
Net Other Assets (Liabilities) - 1.7%		86,967,109

Net Assets - 100.0%		$ 5,228,434,420

Transamerica Funds	Page 1

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Put - USD vs. CNH	RBS	USD 8.06	07/23/2021	USD 700,730,044	$3,716,672	$156,964
Put - USD vs. CNH	BNP	USD 7.45	01/06/2022	USD 966,689,769	5,160,171	3,168,809
Put - USD vs. CNH	BNP	USD 7.64	11/11/2021	USD 776,692,258	4,217,946	1,334,357
Put - USD vs. CNH	BNP	USD 7.99	09/10/2021	USD 647,932,544	3,923,609	357,659
Put - USD vs. CNH	RBS	USD 8.48	05/28/2021	USD 451,772,550	2,820,416	25,299

Total					$19,838,814	$5,043,088

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$4,877,775,182	$50,004,993	$—	$4,927,780,175
Other Investment Company	58,827,425	—	—	58,827,425
Repurchase Agreement	—	149,816,623	—	149,816,623
Over-the-Counter Foreign Exchange Options Purchased	—	5,043,088	—	5,043,088

Total Investments	$4,936,602,607	$204,864,704	$—	$5,141,467,311

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $384,538,915, collateralized by cash collateral of $58,827,425 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $333,843,771. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the value of the 144A security is $50,004,993, representing 1.0% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at January 31, 2021.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
RBS	Royal Bank of Scotland PLC

Transamerica Funds	Page 2

Transamerica Capital Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 3